Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation	2.1 Basis of Presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation

2.2 Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries in which the Company is the primary beneficiary. U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE. All intercompany balances and transactions and unrealized profit and losses have been eliminated in consolidation.

VIE Arrangements

In order to comply with the PRC laws and regulations which used to prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group began to operate its websites and other restricted businesses in the PRC through Shanghai Yueyee and its wholly-owned subsidiaries since 2011. On August 31, 2012, the Company, through its wholly-owned foreign invested subsidiary, Shanghai Aihui, entered into contractual arrangements (“VIE agreements”) with Shanghai Yueyee and its shareholders. The following is a summary, as amended, of the agreements of which the Company is the primary beneficiary.

2.	Summary of significant accounting policies—(Continued)

2.2 Basis of Consolidation—(Continued)

VIE Arrangements—(Continued)

Voting Rights Proxy Agreement

Pursuant to the voting rights proxy agreements signed between each of the shareholders of the VIE and Shanghai Aihui, each shareholder irrevocably appointed Shanghai Aihui as its attorney-in-fact to exercise on each shareholder’s behalf and all rights that each shareholder has in respect of its equity interest in the VIE (including but not limited to executing the exclusive right to the voting rights, the right to appoint directors and executive officers of the VIE, and the right to determine dividend distribution). The powers of attorney will remain effective until the termination of VIE or otherwise instructed by Shanghai Aihui.

Exclusive Technology Consulting and Management Service Agreement and Business Operation Agreement

Pursuant to the exclusive business cooperation agreement between Shanghai Aihui and the VIE, Shanghai Aihui has the exclusive right to provide the VIE with complete business support and technical and consulting services, including but not limited to software development and maintenance, internet technical support, database and network security services, and other technical consultation and services. Without Shanghai Aihui’s prior written consent, the VIE may not accept any consultations and/or services regarding the matters contemplated by this agreement provided by any third party during the term of the agreement. The VIE agrees to pay Shanghai Aihui service fees at an amount equals to all pre-tax income of the VIE. Due to the continuous loss generated by VIE and VIE's subsidiaries, no service fees have been charged by Shanghai Aihui for the years ended December 31, 2019, 2020 and 2021. Shanghai Aihui has the exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive business cooperation agreement. The exclusive business cooperation agreement has an initial term of 10 years and unless terminated by Shanghai Aihui in advance. Before the expiration of these agreements, upon request by Shanghai Aihui, these agreements shall be renewed or replaced by new agreements.

Option Purchase Agreements

Pursuant to the option purchase agreements, each of the shareholders of the VIE has irrevocably granted Shanghai Aihui, or any person designated by Shanghai Aihui, an exclusive option to purchase all or part of its equity interests in the VIE. Shanghai Aihui may exercise such options at a price equal to the lowest price as permitted by applicable PRC laws at the time of transfer of equity. The VIE and the shareholders of the VIE covenant that, without Shanghai Aihui’s prior written consent, they will not, among other things, (i) supplement, change or amend the VIE’s articles of association and bylaws, (ii) increase or decrease the VIE’s registered capital or change its structure of registered capital, (iii) create any pledge or encumbrance on their equity interests in the VIE, other than those created under the equity interest pledge agreement, (iv) sell, transfer, mortgage, or dispose of their legal or beneficial interests in and any assets of the VIE and any legal or beneficial interests, (v) enter into any material contract by the VIE, except in the ordinary course of business, or (vi) merge or consolidate the VIE with any other entity. The option will remain effective unless Shanghai Aihui has purchased all of the VIE’s equity.

2.	Summary of significant accounting policies—(Continued)

2.2 Basis of Consolidation—(Continued)

VIE Arrangements—(Continued)

Powers of Attorney

Pursuant to the power of attorney, each of the shareholders of the VIE irrevocably authorize Shanghai Aihui to act on his behalf as the only exclusive agent and attorney to exercise all rights as the shareholders of the VIE, including but not limited to, (i) making decisions as shareholders of the VIE, (ii) exercising all rights under relevant PRC laws and the articles of association of the VIE as the shareholders of the VIE, (iii) handling the sale, transfer, pledge or disposal of the shareholder’s equity interests in the VIE (in all or in part), including but not limited to signing all necessary equity transfer documents, other documents for disposing of the shareholder’s equity interests in the VIE and handling all necessary procedures on behalf of the shareholder, (iv) in the name and on behalf of the shareholder, signing any resolutions and meeting minutes as a shareholder of the VIE, (v) on behalf of the shareholder, nominating, electing, designating, appointing and removing the legal representative, directors, supervisors, general manager, chief financial officer and other senior management personnel of the VIE, (vi) approving the amendment of the articles of association of the VIE, and (vii) other matters agreed in the voting proxy agreement, if any. Without the written consent of Shanghai Aihui, the shareholders of the VIE have no right to increase or decrease, transfer, pledge re-pledge, or otherwise dispose of or change the shareholders’ equity interests in the VIE.

Share Pledge Agreements

Pursuant to the share pledge agreements, each of the shareholders of the VIE has pledged the security interest in their respective equity interests in the VIE, representing 100% equity interests in the VIE in aggregate to Shanghai Aihui, to guarantee performance by the shareholders of their obligations under the powers of attorney, the exclusive business cooperation agreement and the exclusive option agreement, as well as the performance by the VIE of its obligations under the exclusive business cooperation agreement and the exclusive option agreement. In the event of a breach by the VIE or any of its shareholders of contractual obligations under these contractual arrangements, Shanghai Aihui, as pledgee, will have the right to dispose of the pledged equity interests in the VIE and get compensated from the proceeds of such disposal. The shareholders of the VIE also covenant that, without the prior written consent of Shanghai Aihui, they shall not transfer or agree to other’s transfer of the pledged equity interests, create or allow any new pledge or any other encumbrance on the pledged equity interests. The equity interest pledge agreement will remain effective until the exclusive technology consulting and management service agreement and the business operation agreement and the option purchase agreements are terminated or the VIE and the shareholder of the VIE discharge all their contractual obligations under these agreements. During the equity pledge period, Shanghai Aihui is entitled to all dividends and other distributions generated by the VIE.

2.	Summary of significant accounting policies—(Continued)

2.2 Basis of Consolidation—(Continued)

VIE Arrangements—(Continued)

Spousal Consent Letters

Pursuant to the Spousal Consent Letters, the signing spouses undertake they will not assert any rights over the equity interests VIEs held by the shareholder of the VIE, and that they will sign any necessary documents and take any necessary actions to ensure the proper performance and implementation of the voting proxy agreement, powers of attorney, share pledge agreements, and option purchase agreements, all of which may be amended or restated from time to time. In addition, in the event that any spouse obtains any equity interests in any VIE held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements described above, as may be amended from time to time.

The irrevocable powers of attorney and voting proxy agreement described above have conveyed all shareholder rights held by the VIE’s shareholders to Shanghai Aihui, including the right to designate and appoint the VIE’s legal representative, director, supervisor, chief executive officer and other senior management members. The exclusive option agreements provide Shanghai Aihui with a substantive kick-out right of the VIE shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIE at the lowest price permitted under the PRC laws then in effect. In addition, through the exclusive technology consulting and management service agreement and business cooperation agreement, Shanghai Aihui has established the right to receive benefits from the VIE that could potentially be significant to the VIE, and through the share pledge agreement, Shanghai Aihui has, in substance, an obligation to absorb losses of the VIE that could potentially be significant to the VIE. As these contractual arrangements allow the Group to effectively control the VIE and to derive substantially all of the economic benefits from it, the Group has consolidated the VIE.

The Company believes that the contractual arrangements amongst Shanghai Aihui, Shanghai Yueyee and their respective shareholders are in compliance with PRC law and are legally enforceable. However, Shanghai Yueyee and their shareholders may fail to take certain actions required for the Company’s business or to follow the Company’s instructions despite their contractual obligations to do so. Furthermore, if Shanghai Yueyee or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provided for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over Shanghai Yueyee to conduct the Company’s business.

2.	Summary of significant accounting policies—(Continued)

2.2 Basis of Consolidation—(Continued)

VIE Arrangements—(Continued)

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31
	2020	2021
	RMB	RMB
ASSETS
Cash and cash equivalents	445,531	553,256
Restricted cash	—	150,000
Short-term investments	—	510,467
Amount due from related parties, net	289,156	383,244
Inventories	151,864	396,482
Prepayments and other receivables, net	185,621	667,986
Funds receivable from third party payment service providers	122,234	383,896
Property and equipment, net	68,161	99,290
Intangible assets, net	1,365,847	1,074,337
Long-term Investments	50,149	159,577
Goodwill	1,799,529	1,799,529
Other non-current assets	13,649	103,613
Total Assets	4,491,741	6,281,677
LIABILITIES
Short-term borrowings	339,292	64,250
Accounts payables	25,573	32,132
Contract liabilities	31,629	205,759
Accrued expenses and other current liabilities	344,530	284,686
Accrued payroll and welfare	114,319	101,380
Amount due to related parties	114,551	73,976
Convertible bonds	160,000	—
Operating lease liabilities current and non-current	—	30,709
Deferred tax liabilities	341,462	222,770
Total Liabilities	1,471,356	1,015,662

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	3,889,141	4,683,756	7,433,727
Net loss	(691,638)	(414,238)	(703,935)
Net cash used in operating activities	(354,506)	(264,221)	(782,810)
Net cash used in investing activities	(166,824)	(6,684)	(663,499)
Net cash (used in) provided by financing activities	(13,885)	354,307	(305,245)

The VIE and its subsidiaries contributed 98.91%, 96.41% and 95.55% of the Group’s consolidated revenue for the years ended December 31, 2019, 2020 and 2021, respectively.

2.	Summary of significant accounting policies—(Continued)

2.2 Basis of Consolidation—(Continued)

VIE Arrangements—(Continued)

As of December 31, 2021, the VIE and its subsidiaries accounted for an aggregate of 83.72% of the consolidated total assets, and 93.84% of the consolidated total liabilities. The Group’s non-VIE assets as of December 31, 2021 mainly consists of cash, short-term investments and long-term investments.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE was ever to need financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE and its subsidiaries.

The Group believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIE. As the consolidated VIE is incorporated as a limited liability Company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company or any of its subsidiaries for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIE and its subsidiaries from transferring a portion of their net assets, equivalent to the balance of their share capital and the statutory reserve, to the Company in the form of loans and advances or cash dividends.

Use of Estimates

2.3 Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation of convertible redeemable preferred shares, convertible bonds, and share-based compensation, assessment for impairment of long-lived assets, including intangible assets, goodwill and long-term investments, fair value of assets and liabilities acquired in business combination, discount rate of operating lease liabilities, inventory provision, estimating the current expected credit losses on financial assets, depreciable lives of property and equipment, and useful life of intangible assets and realization of deferred tax assets.

Fair Value Measurements
2.	Summary of significant accounting policies—(Continued)

2.4 Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—	Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—

Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—

Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2020 and 2021, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31,	Description	Fair value as of December 31,2021	Significant Other Observable Inputs (Level 2)
		RMB	RMB
2020	Short-term investments	71,775	71,775
2021	Short-term investments	160,467	160,467
2021	Investments at fair value	52,212	52,212

The Group’s financial instruments not measured at fair value including cash and cash equivalents, certain short-term investments, other receivables, net , amount due from related parties, funds receivable from third party payment service providers, equity investments without readily determinable fair values, short-term borrowings, account payables, amount due to related parties, other current liabilities, convertible bonds and long-term borrowings. The carrying amounts of the short-term financial instruments approximate their costs due to the short-term nature of these assets and liabilities. The carrying amount of the long-term borrowings approximates its fair value as the interest rates are comparable to the prevailing interest rates in the market. The fair value of equity investments without readily determinable fair values and convertible bonds cannot be reasonably estimated without undue costs.

2.	Summary of significant accounting policies—(Continued)

2.4 Fair value measurements—(Continued)

The following table presents the Group's assets measured at fair value on a non-recurring basis for the years ended December 31, 2019, 2020 and 2021:

Years ended December 31,	Description	Fair Value for Years Ended December 31,2021	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
		RMB	RMB
2019	Equity investments without readily determinable fair value	—	—	4,714
2020	Property and equipment	—	—	6,449
2020	Equity investments without readily determinable fair value	—	—	3,500
2021	Equity investments without readily determinable fair value	—	—	16,500

The Group’s assets and liabilities measured at fair value on a recurring basis subsequent initial recognition include certain short-term investments that the Group elects to apply fair value option under ASC 825 Financial Instruments, and investments at fair value which were classified as level 2 within the fair value hierarchy as the key inputs to the valuation model are observable in active markets. The related losses from such level 2 fair value measurements recognized in the consolidated statements of operations were nil, nil, RMB11,627 for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group’s assets and liabilities measured at fair value on a nonrecurring basis include the fair value of property and equipment, intangible assets, goodwill, equity method investments, and equity investments without readily determinable fair value when they are deemed to be impaired. The fair values of these investments are determined based on discounted cash flow model or estimated disposal value and were classified as level 3 within the fair value hierarchy. The related losses from such level 3 fair value measurements recognized in the consolidated statements of operations were RMB4,714, RMB9,949 and RMB16,500   for the years ended December 31, 2019, 2020 and 2021, respectively.

Functional Currency And Foreign Currency Translation

2.5 Functional currency and foreign currency translation

The functional currency of the Company and its subsidiaries and VIE in the PRC is in Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Hong Kong (“HK”) is in Hong Kong dollars (“HKD”). The functional currency of the Group’s entities incorporated in the United States is in US dollars (“US$”).

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Transaction gains and losses are recognized in the consolidated statements of operations and comprehensive loss.

The Group’s reporting currency is RMB. For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the statements of comprehensive loss and the consolidated statements of change in shareholders’ (deficit) equity.

Convenience Translation into United States Dollars
2.	Summary of significant accounting policies—(Continued)

2.6 Convenience Translation into United States Dollars

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3726 on December 30, 2021, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2021, or at any other rate.

Cash and Cash Equivalents

2.7 Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which are highly liquid, and monetary fund investments with original maturities of three months or less. As of December 31, 2020 and 2021, all cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted Cash

2.8 Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets. The Group’s restricted cash represents security deposits held in designated bank accounts as collateral for the Group's credit facility as well as pledged guarantee provided for a related party.

Inventories

2.9 Inventories

Inventories, consisting of pre-owned and new consumer electronics available for sale, are stated at lower of cost or net realizable value. Provision of inventory is determined using the specific identification method. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving, which is determined based upon factors such as historical and forecasted consumer demand. Inventory provision was recognized nil, nil and RMB2,595 for the years ended December 31, 2019, 2020 and 2021.

Property and Equipment, Net

2.10 Property and Equipment, net

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Machinery	3-10 years
Electronic equipment	3 years
Leasehold improvement	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	3 years
Motor vehicle	4 years
Software	3-5 years

2.	Summary of significant accounting policies—(Continued)

2.10 Property and Equipment, net—(Continued)

Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in other operating income, net of consolidated statements of operations and comprehensive loss. The Group recognized nil, RMB6,449 and nil of impairment loss for the years ended December 31, 2019, 2020 and 2021, respectively.

Intangible Assets, Net

2.11 Intangible assets, net

Intangible assets mainly include those acquired through business combinations and business corporations. Intangible assets arising from the Group’s acquisition of Paipai business from JD.com, Inc. (“JD”) (see Note 3) including Business Cooperation Agreement (“BCA”), Non-Compete Commitment (“NCC”), technology/platform and brand names are recognized and measured at fair value with the assistance of a third-party valuation firm using valuation techniques such as discounted cash flow analysis. Major assumptions used in determining the fair value of these intangible assets include future growth rates, discount rate and remaining useful life. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over their respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Brand names	10 years
BCA	1-6 years
Technology/platform	5 years
NCC	5 years

Goodwill

2.12 Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.

On January 1, 2018, the Group chose to early adopt Financial Accounting Standards Board (“FASB”) revised guidance on ASU 2017-04 Testing of Goodwill for Impairment. Under this guidance, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. If the Group chooses to apply a qualitative assessment first, it starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group determines that it is more likely not the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of comparison of the fair value of a reporting unit to its carrying amount.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group has determined it has only one reporting unit and performed its annual goodwill impairment analysis on December 31 of every year. As of December 31, 2020 and 2021, the Group performed qualitative assessment and concluded it was not more likely than not the fair value of the reporting unit was less than the carrying value and therefore no further quantitative assessment was performed. As a result, the Group did not recognize any goodwill impairment losses for the years ended December 31, 2019, 2020 and 2021.

Impairment of Long-Lived Assets and Intangible Assets

2.13 Impairment of long-lived assets and intangible assets

The Group evaluates its long-lived assets and intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment analysis is performed if events indicate that it is impaired. Possible indications of impairment may include events or changes in circumstances affecting business forecast and operations. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the carrying amount of the assets exceeds the undiscounted net cash flows, an analysis is performed to determine the fair value of the assets and the group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. The Group makes significant assumptions to evaluate intangible assets for possible indications of impairment. Changes in these assumptions could have a significant impact on the intangible assets identified for further analysis. The determination of the fair value requires management to make significant assumptions related to business forecast, discount rate and remaining useful life to estimate the net present value of future cash flows.

Management performed its impairment assessment over long-lived assets and intangible assets for the years ended December 31, 2019, 2020 and 2021 and did not recognize any impairment losses.

Investments

2.14 Investments

Short-term investments include (i) Term deposits with original maturities longer than three months but less than one year, and (ii) wealth management products with unsecured principal purchased from financial institutions which have original maturities of less than one year. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments in wealth management products at fair value in short-term investments in the consolidated balance sheets. Changes in the fair value of the investments are recorded as other income (loss), net in the consolidated statements of operations. The Group recognized unrealized gain from fair value changes of nil, nil and RMB467 for the years ended December 31, 2019, 2020 and 2021, respectively.

Long-term investments include (i) equity method investments, (ii) equity securities without readily determinable fair value and (iii) investments at fair value.

Equity method investments

The Group accounts for its in-substance common stock equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments and recognizes in earnings for share of the earnings or loss of the investee after the date of investment.

The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value. The Group did not record any impairment loss for the years ended December 31, 2019, 2020 and 2021, respectively.

Equity securities without readily determinable fair value

The Group chose to early adopt ASU 2016-01, Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities on January 1, 2018 and elected to measure these investments using measurement alternative at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. Any adjustment to the carrying amount is recorded in other income (loss).

2.	Summary of significant accounting policies—(Continued)

2.14 Investments —(Continued)

Equity securities without readily determinable fair value—(Continued)

The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in other income (loss), net. The Group recorded impairment losses of RMB4,714, RMB3,500 and RMB16,500 in other income (loss), net for the years ended December 31, 2019, 2020 and 2021, respectively.

Investments at fair value

The investments under fair value pertain to structured products in fund-linked notes. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value in long-term investments under fair value in the consolidated balance sheets. Changes in the fair value of these investments are recorded as other income (loss), net in the consolidated statements of loss. The Group recognized unrealized losses from fair value changes of nil, nil and RMB12,094 for the years ended December 31, 2019, 2020 and 2021, respectively.

Convertible Bonds

2.15 Convertible bonds

Convertible bond is accounted for as a liability or is separated into debt and equity components based on its terms in relation to the conversion feature, call and put options, and beneficial conversion feature. Debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. Interest expenses are recognized in the statement of comprehensive income in the period in which they are incurred. The Group accounts for its convertible bonds in accordance with ASC 815 Derivatives and Hedging and ASC 470 Debt and classifies it as a liability in its entirety.

Mezzanine Equity

2.16 Mezzanine equity

Mezzanine equity represents the convertible redeemable preferred shares issued by the Company. The convertible redeemable preferred shares are redeemable at the holders’ option any time after a certain date and are contingently redeemable upon the occurrence of certain events outside of the Company’s control. Therefore, the Group classified all of the convertible redeemable preferred shares as mezzanine equity.

The convertible redeemable preferred shares can be converted either voluntarily before a qualified initial public offering (“Qualified IPO”, referring to a public offering of ordinary shares of the Company registered under the Securities Act and with an offer price per ordinary share representing pre-offering market capitalization of the Company of at least US$3 billion and gross proceeds to the Company in excess of US$250 million) or automatically upon a Qualified IPO.

According to ASC 480, where fair value at date of issue is less than the mandatory redemption amount, the carrying amount is to be increased by periodic accretions so that the carrying amount will equal the mandatory redemption amount at the mandatory redemption date. The Company uses the current redemption value method in calculating the accretion of the convertible redeemable preferred shares as if these convertible redeemable preferred shares were redeemable at the end of each year. Each increase in carrying amount is to be recorded as charges against retained earnings or, in the absence of retained earnings, as charges against additional paid-in capital until additional paid-in capital is reduced to zero. Once paid-in capital is reduced to zero, the redemption value measurement adjustment is recognized as an increase in accumulated deficit.

Revenue Recognition

2.17 Revenue recognition

Revenues are generated primarily from product revenue and service revenue through the platforms the Group offers to its customers. The Group also generates revenues from product sales through offline stores it operates.

The Group adopted ASC 606 Revenue from Contract with Customers (“ASC606”) for all periods presented. According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customer in an amount that reflects the consideration the Group expects to receive in exchange for those goods or services, after considering estimated sales return allowances, price concessions, discount and value added tax (“VAT”). Consistent with the criteria of ASC 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Disaggregation of revenues

For the year ended December 31, 2019, 2020 and 2021, the disaggregated revenues by revenue streams were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net online product revenue	3,716,757	3,927,486	6,220,037
Net product revenue from offline channel	13,449	316,537	434,856
Net product revenue	3,730,206	4,244,023	6,654,893
Net service revenue for PJT marketplace	63,467	276,721	516,155
Net service revenue for Paipai marketplace	120,384	304,965	520,944
Net service revenue from other channel	17,801	32,490	88,283
Net service revenue	201,652	614,176	1,125,382

Net Product Revenue

The majority of the Group’s revenue is derived from online product sales. The Group recognizes revenue from the sale of phones and other consumer electronics goods through the two online platforms it operates: PJT Marketplace (“PJT”) (B2B channel) and Paipai Marketplace (“Paipai”) (B2C channel). The Group utilizes external delivery service providers to deliver goods to its customers. The Group presents revenue generated from its sales of products on a gross basis as the Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits, and recognizes revenue at the point of time when the goods have been delivered to the customers. The customers pay for the goods in advance. The Group offers its customers right of return for a period of 3 to 7 days upon the receipts. Product revenues are reduced by estimated sales return, which has been immaterial in the historical periods.

For product sales through offline stores, the Group recognizes revenue at the point of time when customers pay and obtain control of the products. When transactions involving trade-in devices, the purchase of the pre-owned product and the sale of new product are separately settled in cash on a gross basis and accounted for as two separate transactions. From July 2020, the Group began to net settle the trade-in transactions, and the fair value of trade-in product is recognized as non-cash consideration for the sale of the new product.

2.	Summary of significant accounting policies—(Continued)

2.17 Revenue recognition – (Continued)

Net Service Revenue

In addition to product sales, the Group’s PJT Marketplace and Paipai Marketplace also serve as online marketplace to provide third-party merchants platform services enabling them to transact with customers, for which the Group charges commission fees to its merchants and/or customers. Under the platform service arrangement, the Group acts as an agent and does not take control of the products provided by the merchants at any point in the time during the transactions and does not have latitude over pricing of the merchandise.

For PJT Marketplace, the Group charges both the merchants and business buyers a commission fee. The commission fee charged to the merchants is determined as a percentage based on the executed transaction price, and the commission fee charged to business buyers is determined as a negotiated tiered amount. For Paipai Marketplace, commission fees are charged to merchants only, determined as a percentage based on the executed transaction price. For certain merchants who sell products on the Group’s platform, the Group enters into contractual agreements with these merchants for a fixed monthly marketplace management fee in addition to the commission fees charged for each transaction.

Commission fees are recognized in the consolidated statements of operations and comprehensive loss at the time when the service obligations to the merchants are determined to have been completed under each sales transaction upon the business buyers’ confirming the receipts of goods or over time for merchants paying fixed monthly management fees. Commission fees are not refundable if business buyers return the merchandise to merchants.

The Group provides a one-year warranty for pre-owned consumer electronics sold on Paipai Marketplace, which is not considered as a separate performance obligation. The costs associated with the warranty was immaterial during the years presented.

Reconciliation of contract balances

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. There were no contract asset as of December 31, 2019, 2020 and 2021. Accounts receivable was recorded within prepayments and other receivables, net and not material for all periods presented.

A contract liability exists when the Group has received consideration but has not transferred the related goods or services to the customer. The Group’s contract liabilities consist of payments received from customers before they received the products, mainly related to offline sales of pre-owned electronics and online channel sales, in which the Group receives advance payments pursuant to the agreements with certain offline customers before the products are transferred. As of December 31, 2020 and 2021, balances of the contract liabilities were RMB33,884 and RMB211,964. The opening balances of RMB28,383, RMB25,606 and RMB33,884 were recognized in the years ended December 31, 2019, 2020 and 2021, respectively.

There was no costs of obtaining a contract for the years ended December 31, 2019, 2020 and 2021.

2.	Summary of significant accounting policies—(Continued)

2.17 Revenue recognition — (Continued)

Geographic information

The following is the Group’s net product and service revenues by geographical location:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Mainland China	3,716,757	4,080,229	6,285,247
Hong Kong	11,588	145,641	339,616
Others	1,861	18,153	30,030
Net product revenue	3,730,206	4,244,023	6,654,893
Mainland China	195,288	611,975	1,123,351
Hong Kong	6,364	2,201	2,031
Net service revenue	201,652	614,176	1,125,382

Merchandise Costs	2.18 Merchandise costs Merchandise costs primarily consists of cost of acquired products and inbound shipping charges.
Fulfillment Expenses

2.19 Fulfillment expenses

Fulfillment expenses consist primarily of expenses incurred in operating the Group’s platform, centralized operation centers and stations, offline stores, warehouse operating costs such as personnel cost and expenses attributable to purchasing, receiving, inspecting and grading, packaging, and preparing customer orders for shipment, as well as outbound shipping charges.

Technology and Content Expenses

2.20 Technology and content expenses

Technology and content expenses consist primarily of payroll and related expenses for technology and content employees involved in designing, developing and maintaining technology platform, and improving artificial intelligence, big data and cloud technologies and services, and technology infrastructure costs. Technology infrastructure costs include equipment depreciation, amortization and data center costs. Technology and platform amortization is amortization of platform arising from acquisition of Paipai business (see note 3). Technology and content expenses are expensed as incurred.

Selling and Marketing Expenses

2.21 Selling and marketing expenses

Selling and marketing expenses consist primarily of platform promotion expenses, channel commissions, advertising expenses, amortization expense, and payroll and related expenses for employees involved in marketing and business development activities. Platform promotion expenses consist of Paipai coupons distributed on end consumers who are not customers of the Group on Paipai platform to promote transaction volume. Channel commissions consist of commission paid to sales channel providers and collection channel providers. Amortization expense consist of amortization of business cooperation agreement, non-compete commitment, and brand names arising from the acquisition of Paipai business (see note 3). Advertising expenses consist of the fees of advertising across multiple platforms in connection with business development. Total advertising expenses were recognized as incurred, and were RMB10,215, RMB19,101, and RMB82,340 for the years ended December 31, 2019, 2020 and 2021.

General and Administrative Expenses

2.22 General and administrative expenses

General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with these functions including facilities and equipment depreciation expenses, rental and other general corporate related expenses.

Other Operating Income, Net

2.23 Other operating income, net

Other operating income, net consists primarily of government subsidies and tax refund. Government subsidies represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Government subsidies are recognized in other operating income in the consolidated statements of operations and comprehensive loss when the government subsidies are received and no further conditions need to be met. Tax refund mainly consists of one-time VAT refund received from government and tax authorities during the year ended December 31, 2021.

Share-based Compensation

2.24 Share-based compensation

The Group grants share options and restricted share units to the management team and other employees (collectively, “Share-based Awards”). The Group accounted for the Share-based Awards in accordance with ASC 718 Compensation—Stock Compensation. Share-based Awards with service conditions only are measured at the grant date fair value of the awards using the Binomial option pricing model and recognized as expenses using the straight line method, net of actual forfeitures, if any, over the requisite service period, with a corresponding impact reflected in additional paid-in-capital. Share-based Awards that are subject to both the service period and the occurrence of Qualified IPO as performance condition are measured at the grant date fair value using the Binomial option pricing model and share-based compensation expenses are recognized for the cumulatively vested amount upon the completion of the IPO first and then over the remaining requisite service period. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

Employee Benefit Expenses

2.25 Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB85,187, RMB51,834 and RMB93,142 for the years ended December 31, 2019, 2020 and 2021, respectively.

Income Taxes

2.26 Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.

2.	Summary of significant accounting policies—(Continued)

2.26 Income taxes—(Continued)

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2019, 2020 and 2021.

Operating Leases

2.27 Operating leases

Prior to the adoption of the lease ASUs, the Group adopted the ASC Topic 840, Leases. Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Total rental payments applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain lease incentives and rent holidays and are considered in determining the straight-line rent expense to be recorded over the lease term.

In the fourth quarter of 2021, the Group adopted ASU No. 2016-02, Leases (Topic 842) for the year ended December 31, 2021 by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities.

Under the new lease accounting standard, the Group evaluates whether an agreement constitute a lease by reviewing the contractual terms to determine which party obtains both the economic benefits and control of the assets   at the inception of the contract. The Group has leased office and store premises for operating activities. All of the Group's leases with lease terms longer than 12 months have been deemed operating leases pursuant to the criteria in ASC Topic 842. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group's incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. Fixed lease payments are included in the measurement of operating lease liabilities and variable payments are recognized as lease expenses in the period in which the obligation for those payments is incurred. The Group measures the operating lease right-of use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Group.

RMB33,127 of lease assets and RMB30,903 of lease liabilities were recognized on the balance sheet upon adoption as of January 1, 2021. Operating lease right-of-use assets is included in other non-current assets and current portion of operating lease liabilities is included in accrued expenses and other current liabilities.

Comprehensive Income (Loss)

2.28 Comprehensive income (loss)

Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, represents accumulated foreign currency translation adjustments from its subsidiaries not using the RMB as their functional currency.

2.	Summary of significant accounting policies—(Continued)

Net Loss Per Share

2.29 Net loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. The Company’s convertible redeemable preferred shares do not participate in losses. As such, net loss is allocated entirely to ordinary shareholders in the calculation of net loss per share.

Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares, share options and convertible bonds which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of the convertible redeemable preferred shares and convertible bonds are computed using the as-if-converted method and the effect of the share options is computed using the treasury stock method.

Certain Risks and Concentrations

2.30 Certain risks and concentrations

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. No customer individually represents greater than 10% of the total net revenues.

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, other receivable, net, short-term investments, amount due from a related party and funds receivable from third party payment service providers. The Group places its cash and cash equivalents, short-term investments with financial institutions with high-credit ratings and quality. Amount due from a related party and funds receivable from third party payment service providers primarily comprise of the receivable from customers, where the amount is under the Group’s name on these online platforms. Due to the nature of the arrangement, the Group considers there to be no collection risks. Other receivables, net mainly consists of customer deposit where the Group paid on behalf of the business buyers for the purchase deposit. The Group conducts credit evaluations on vendors and require certain amounts of security deposits from them to manage its credit risk.

Segment Reporting

2.31 Segment reporting

Based on the criteria established by ASC 280 Segment Reporting, the Group’s chief operating decision maker has been identified as the Chairman of the Board of Directors and Chief-Executive Officer, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment. The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC.

Recent Accounting Pronouncements

2.32 Recent accounting pronouncements

Under the Jumpstart Our Business Startups Act of 2012, as amended (“the JOBS Act”), the Company meets the definition of an emerging growth company, or EGC as of December 31, 2019 and December 31, 2020, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies. The Company ceased to qualify as EGC as of December 31, 2021, and adopted the new and revised accounting standards already effective for public companies.

2.	Summary of significant accounting policies—(Continued)

2.32 Recent accounting pronouncements—(Continued)

Recently issued accounting pronouncements not yet adopted

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Contracts in Entity’s Own Equity (Subtopic 815-40)— Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU will be effective for the Group on January 1, 2022. The guidance reduces the number of accounting models for convertible debt instruments and convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance. The amendments in this ASU require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The amendments in this ASU are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. The Company does not expect this ASU would have a material impact on the consolidated financial statements.